Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Summary of Liabilities Recognized Related to Restructuring Plan	The following table summarizes the liabilities recognized related to the 2025 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2024	$-	$-	$-	$-
Expenses incurred	121.3	7.3	8.2	136.8
Cash payments	(30.1)	(2.3)	(5.1)	(37.5)
Foreign currency exchange rate changes	0.3	-	-	0.3
Balance, December 31, 2025	$91.5	$5.0	$3.1	$99.6

Expense incurred since the start of the 2025 Restructuring Plan	$121.3	$7.3	$8.2	$136.8

Expense estimated to be recognized for the 2025 Restructuring Plan	$130.0	$10.0	$15.0	$155.0
The following table summarizes the liabilities recognized related to the 2023 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$-	$-	$-	$-
Expenses incurred	9.2	-	3.6	12.8
Cash payments	-	-	(1.0)	(1.0)
Non-cash activity	-	-	2.4	2.4
Balance, December 31, 2023	9.2	-	5.0	14.2
Expenses incurred	84.6	3.1	13.0	100.7
Cash payments	(73.9)	(1.7)	(12.6)	(88.2)
Foreign currency exchange rate changes	(1.1)	-	(0.1)	(1.2)
Non-cash activity	-	-	1.6	1.6
Balance, December 31, 2024	18.8	1.4	6.9	27.1
Expenses incurred	(2.2)	2.9	0.8	1.5
Cash payments	(14.9)	(3.3)	(6.8)	(25.0)
Foreign currency exchange rate changes	1.3	-	0.4	1.7
Balance, December 31, 2025	$3.0	$1.0	$1.3	$5.3

Total expense incurred under the 2023 Restructuring Plan	$91.6	$6.0	$17.4	$115.0
The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$10.5	$25.0	$3.1	$38.6
Expenses incurred	6.0	22.0	9.3	37.3
Cash payments	(12.5)	(30.2)	(9.6)	(52.3)
Foreign currency exchange rate changes	0.2	0.8	0.1	1.1
Balance, December 31, 2023	4.2	17.6	2.9	24.7
Expenses incurred	(2.1)	(0.1)	2.4	0.2
Cash payments	(1.5)	(14.8)	(3.8)	(20.1)
Foreign currency exchange rate changes	(0.1)	(0.7)	(0.1)	(0.9)
Balance, December 31, 2024	$0.5	$2.0	$1.4	$3.9

Total expense incurred under the 2021 Restructuring Plan	$57.0	$73.7	$38.6	$169.3

The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$28.9	$9.0	$6.4	$44.3
Expenses incurred	17.4	-	24.1	41.5
Cash payments	(2.1)	(3.4)	(27.7)	(33.2)
Foreign currency exchange rate changes	(0.4)	-	0.1	(0.3)
Balance, December 31, 2023	43.8	5.6	2.9	52.3
Expenses incurred	26.4	-	21.7	48.1
Cash payments	(32.0)	(1.8)	(23.2)	(57.0)
Foreign currency exchange rate changes	(0.2)	-	(0.1)	(0.3)
Balance, December 31, 2024	38.0	3.8	1.3	$43.1
Expenses incurred	7.8	-	17.2	25.0
Cash payments	(48.5)	(1.9)	(17.8)	(68.2)
Foreign currency exchange rate changes	3.3	-	-	3.3
Balance, December 31, 2025	$0.6	$1.9	$0.7	$3.2

Total expense incurred under the 2019 Restructuring Plan	$159.9	$35.0	$197.6	$392.5

Summary of Location on Consolidated Statement of Earnings and Type of Cost for Restructuring Plan

The following table summarizes the location on our consolidated statement of earnings and type of cost for our 2019 Restructuring Plan (in millions):

	Year Ended December 31, 2025
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$0.2	$0.2
Restructuring and other cost reduction initiatives	7.8	-	17.0	24.8
	$7.8	$-	$17.2	$25.0

	Year Ended December 31, 2024
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$11.5	$11.5
Restructuring and other cost reduction initiatives	26.4	-	10.2	36.6
	$26.4	$-	$21.7	$48.1

	Year Ended December 31, 2023
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$8.2	$8.2
Restructuring and other cost reduction initiatives	17.4	-	15.9	33.3
	$17.4	$-	$24.1	$41.5